UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Capital Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 to April 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2007
(unaudited)

■  CREDIT SUISSE
LARGE CAP VALUE FUND

■  CREDIT SUISSE
SMALL CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and Fund holdings described in this document are as of April 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Value Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

May 15, 2007

Dear Shareholder:

Performance Summary

11/01/06 – 04/30/07

Fund & Benchmark	Performance
Common[1]	8.86%
Advisor[1]	8.57%
Class A1,2	8.74%
Class B1,2	8.36%
Class C1,2	8.36%
Russell 1000® Value Index[3]	9.79%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Consumer confidence out of synch with the market

The semiannual period ended April 30, 2007, was a strong one for U.S. equities. Encouraged by a record flow of mergers and acquisitions and healthy corporate earnings, the U.S. equity market gained during the final two months of 2006. Over the same period, investor expectations of near-term market volatility — as measured by the Chicago Board Options Exchange Volatility Index ("VIX Index"), which incepted in 1993 — hovered at near-record lows of 10.89%. Additionally, most S&P 500 companies' first-quarter 2007 earnings reports have exceeded investor expectations.

The market, despite a sudden sell-off in February that drove the S&P 500 down by 1.96% for the month, continued its strong performance during the quarter. The S&P 500 finished April up by more than 5% year-to-date.

Overall, the first quarter of 2007 marked the slowest U.S. economic growth in four years. This was mainly due to the ongoing drop in residential investments (down by 17%) and the increased trade deficit. Together, these factors contributed to a 0.52% drop in the overall GDP growth rate for the quarter. Additionally, consumer spending, which accounts for about 70% of the U.S. economy, grew at an average rate of 3.8%, down from 4.2% during the previous quarter. Further, U.S. inflation — excluding volatile food and energy costs — jumped to 2.2% on an annual basis, up from a 1.8% fourth-quarter gain. At the same time, the U.S. Federal Funds rate remained unchanged at 5.25% over the period. These issues combined to cause U.S. consumer confidence to drop to its lowest level since October 2006, despite the fact that business investments, including spending on commercial construction as well as equipment and software, managed to rise at an annual rate of 2%.

Credit Suisse Large Cap Value Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

From a global perspective, the European economy has sustained its strong momentum of growth during the first quarter of 2007.

Strategic review and outlook: Expect moderate growth

The largest contributors to performance were the other energy, utilities, and consumer discretionary sectors. Stock selection in technology was the largest detractor to performance. Additionally, financial services and materials and processing further contributed to underperformance.

For the next quarter, we expect the growth of the U.S. economy to continue at a moderate rate. However, contradicting readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Additionally, merger and acquisition activity is expected to remain at high levels over the quarter.

Throughout 2007, we expect a further weakening in the housing market in general (and sub-prime loan performance in particular). Additionally, while the U.S. dollar is expected to weaken relative to the Euro in the coming year, European equities are expected to outperform their U.S. counterparts. We also anticipate that stock market volatility, as measured by the VIX Index, will reach higher levels than those recorded during the first quarter of 2007.

Credit Suisse Quantitative Strategies Team

Joseph Cherian

William Weng

Todd Jablonski

The value of investments generally will fluctuate in response to market movements and the Fund's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Value Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Average Annual Returns as of March 31, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	16.62%	8.32%	—	7.46%	08/01/00
Advisor Class	16.03%	—	—	13.61%	06/06/03
Class A Without Sales Charge	16.37%	8.21%	10.20%	—	09/19/49
Class A With Maximum Sales Charge	9.69%	6.93%	9.55%	—	09/19/49
Class B Without CDSC	15.48%	7.40%	9.39%	—	02/28/96
Class B With CDSC	11.80%	7.40%	9.39%	—	02/28/96
Class C Without CDSC	15.52%	7.40%	—	7.07%	02/28/00
Class C With CDSC	14.60%	7.40%	—	7.07%	02/28/00

Average Annual Returns as of April 30, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	17.84%	9.87%	—	8.01%	08/01/00
Advisor Class	17.23%	—	—	14.47%	06/06/03
Class A Without Sales Charge	17.57%	9.74%	10.24%	—	09/19/49
Class A With Maximum Sales Charge	10.81%	8.45%	9.58%	—	09/19/49
Class B Without CDSC	16.70%	8.93%	9.44%	—	02/28/96
Class B With CDSC	12.98%	8.93%	9.44%	—	02/28/96
Class C Without CDSC	16.69%	8.93%	—	7.57%	02/28/00
Class C With CDSC	15.76%	8.93%	—	7.57%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 2.50%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 4.90%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 7.50%.

3  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Large Cap Value Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Value Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2007

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,088.60	$1,085.70	$1,087.40	$1,083.60	$1,083.60
Expenses Paid per $1,000*	$4.19	$6.77	$5.49	$9.35	$9.35
Hypothetical 5% Fund Return
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,020.78	$1,018.30	$1,019.54	$1,015.82	$1,015.82
Expenses Paid per $1,000*	$4.06	$6.56	$5.31	$9.05	$9.05
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.81%	1.31%	1.06%	1.81%	1.81%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Value Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Small Cap Core Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

May 15, 2007

Dear Shareholder:

Performance Summary

11/01/06 – 04/30/07

Fund & Benchmark	Performance
Common[1]	6.01%
Class A1,2	6.07%
Class B1,2	5.63%
Class C1, 2	5.67%
Standard & Poor's SmallCap 600® Index[3]	8.41%
Russell 2000® Index[3]	6.87%
Russell 2000® Value Index[3]	6.36%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Consumer confidence out of synch with the market

The semiannual period ended April 30, 2007, was a strong one for U.S. equities. Encouraged by a record flow of mergers and acquisitions and healthy corporate earnings, the U.S. equity market gained during the final two months of 2006. Over the same period, investor expectations of near-term market volatility — as measured by the Chicago Board Options Exchange Volatility Index ("VIX Index"), which incepted in 1993 — hovered at near-record lows of 10.89%. Additionally, most S&P 600 companies' first-quarter 2007 earnings reports have exceeded investor expectations.

The small-cap equity market, despite a pause in February that drove the S&P 600 down by 0.54% for the month, continued its strong performance during the quarter. The S&P 600 finished April up by more than 5.5% year-to-date.

Overall, the first quarter of 2007 marked the slowest U.S. economic growth in four years. This was mainly due to the ongoing drop in residential investments (down by 17%) and the increased trade deficit. Together, these factors also contributed to a 0.52% drop in the overall GDP growth rate for the quarter. Additionally, consumer spending, which accounts for about 70% of the U.S. economy, grew at an average rate of 3.8%, down from 4.2% during the previous quarter. Further, U.S. inflation — excluding volatile food and energy costs — jumped to 2.2% on an annual basis, up from a 1.8% fourth-quarter gain. At the same time, the U.S. Federal Funds rate remained unchanged at 5.25% over the period. These issues combined to cause U.S. consumer confidence to drop to its lowest level since October 2006, despite the fact that business investments, including spending on commercial construction as well as equipment and software, managed to rise at an annual rate of 2%.

Credit Suisse Small Cap Core Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

From a global perspective, the European economy has sustained its strong momentum of growth during the first quarter of 2007.

Strategic review and outlook: Expect moderate growth

The largest contributor to performance came primarily from stock selection within the energy, consumer discretionary and materials sectors. Stock selection from industrials was the outsized detractor to performance. Additionally, asset selection in the financials and health care sectors also contributed heavily to the underperformance.

For the next quarter, we expect the growth of the U.S. economy to continue at a moderate rate. However, contradicting readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Additionally, merger and acquisition activity is expected to remain at high levels over the quarter.

Throughout 2007, we expect a further weakening in the housing market in general (and sub-prime loan performance in particular). Additionally, while the U.S. dollar is expected to weaken relative to the Euro in the coming year, European equities are expected to outperform their U.S. counterparts. We also anticipate that stock market volatility, as measured by the VIX Index, will reach higher levels than those recorded during the first quarter of 2007.

Credit Suisse Quantitative Strategies Team

Joseph Cherian

William Weng

Todd Jablonski

Because of the nature of the Fund's investments in special-situation, start-up and other small companies, an investment in the Fund may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Small Cap Core Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Average Annual Returns as of March 31, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	5.19%	9.47%	—	12.73%	08/01/00
Class A Without Sales Charge	5.16%	9.49%	11.68%	—	02/08/67
Class A With Maximum Sales Charge	(0.88)%	8.20%	11.03%	—	02/08/67
Class B Without CDSC	4.39%	8.67%	10.84%	—	02/28/96
Class B With CDSC	0.93%	8.67%	10.84%	—	02/28/96
Class C Without CDSC	4.37%	8.66%	—	13.31%	02/28/00
Class C With CDSC	3.51%	8.66%	—	13.31%	02/28/00

Average Annual Returns as of April 30, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	8.19%	9.45%	—	12.92%	08/01/00
Class A Without Sales Charge	8.24%	9.48%	11.90%	—	02/08/67
Class A With Maximum Sales Charge	2.02%	8.19%	11.24%	—	02/08/67
Class B Without CDSC	7.38%	8.66%	11.06%	—	02/28/96
Class B With CDSC	3.82%	8.66%	11.06%	—	02/28/96
Class C Without CDSC	7.43%	8.65%	—	13.48%	02/28/00
Class C With CDSC	6.54%	8.65%	—	13.48%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was down 0.03%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.13%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 4.79%.

3  The Standard & Poor's SmallCap 600® Index is an unmanaged market weighted index of 600 U.S. stocks selected on the basis of capitalization, liquidity and industry group representation. It is a registered trademark of The McGraw-Hill Co., Inc. The Standard & Poor's SmallCap 600® Index became the Fund's benchmark index on December 1, 2006 in connection with the change in the Fund's investment strategy. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Value Index measures the perfomance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index and the Russell 2000® Value Index are unmanaged indices of common stocks that include reinvestment of dividends and are compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Small Cap Core Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Small Cap Core Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2007

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,060.10	$1,060.70	$1,056.30	$1,056.70
Expenses Paid per $1,000*	$6.90	$6.90	$10.71	$10.71
Hypothetical 5% Fund Return
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,024.79	$1,013.50	$1,021.00	$1,021.00
Expenses Paid per $1,000*	$7.24	$7.24	$10.86	$10.86
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.35%	1.35%	2.10%	2.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Small Cap Core Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Large Cap Value Fund

Schedule of Investments

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (1.2%)
L-3 Communications Holdings, Inc.	17,800	$1,600,754
Raytheon Co.	42,000	2,248,680
		3,849,434
Air Freight & Couriers (0.7%)
Ryder System, Inc.	41,900	2,205,616
Airlines (0.3%)
Alaska Air Group, Inc.*§	18,900	559,440
Southwest Airlines Co.	20,700	297,045
		856,485
Auto Components (1.3%)
Autoliv, Inc.§	33,200	1,930,580
BorgWarner, Inc.	17,100	1,332,261
TRW Automotive Holdings Corp.*	23,600	874,616
		4,137,457
Banks (9.3%)
Bank of America Corp.	196,449	9,999,254
Fifth Third Bancorp§	16,500	669,735
Marshall & Ilsley Corp.	9,600	460,992
Mellon Financial Corp.	31,300	1,343,709
Northern Trust Corp.	34,100	2,146,595
PNC Financial Services Group, Inc.	39,800	2,949,180
Synovus Financial Corp.	70,500	2,224,980
U.S. Bancorp	14,000	480,900
Wachovia Corp.	36,000	1,999,440
Washington Mutual, Inc.§	7,900	331,642
Wells Fargo & Co.	181,400	6,510,446
		29,116,873
Beverages (1.1%)
Molson Coors Brewing Co. Class B	24,000	2,262,720
Pepsi Bottling Group, Inc.	34,100	1,118,821
		3,381,541
Biotechnology (0.5%)
Biogen Idec, Inc.*	31,200	1,472,952
Chemicals (1.2%)
Ashland, Inc.	19,600	1,175,020
Dow Chemical Co.	16,900	753,909
Lubrizol Corp.§	16,400	983,016
Rohm and Haas Co.	17,400	890,358
		3,802,303
Commercial Services & Supplies (0.5%)
Korn/Ferry International*	20,500	483,185
Manpower, Inc.	4,100	329,025
Steelcase, Inc. Class A§	43,500	849,120
		1,661,330

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals (2.4%)
Hewlett-Packard Co.	97,100	$4,091,794
International Business Machines Corp.	26,400	2,698,344
Western Digital Corp.*	36,000	636,480
		7,426,618
Diversified Financials (13.7%)
Ameriprise Financial, Inc.	5,300	315,191
Citigroup, Inc.	227,200	12,182,464
Countrywide Financial Corp.	75,500	2,799,540
Fannie Mae	10,800	636,336
Freddie Mac	15,700	1,017,046
Goldman Sachs Group, Inc.	13,300	2,907,513
JPMorgan Chase & Co.	188,600	9,826,060
Lehman Brothers Holdings, Inc.	32,600	2,454,128
Merrill Lynch & Company, Inc.	53,800	4,854,374
Morgan Stanley	63,300	5,317,833
Principal Financial Group, Inc.	11,700	742,833
		43,053,318
Diversified Telecommunication Services (5.4%)
ALLTEL Corp.	10,300	645,707
AT&T, Inc.	286,405	11,089,602
CenturyTel, Inc.	40,000	1,842,000
Sprint Nextel Corp.	26,700	534,801
Verizon Communications, Inc.	72,100	2,752,778
		16,864,888
Electric Utilities (5.2%)
Alliant Energy Corp.§	49,100	2,150,580
Ameren Corp.	21,900	1,151,283
Constellation Energy Group	12,600	1,122,912
DTE Energy Co.§	41,400	2,094,426
Edison International	43,000	2,251,050
FirstEnergy Corp.§	38,900	2,662,316
FPL Group, Inc.	27,100	1,744,427
Pepco Holdings, Inc.	23,200	684,864
PG & E Corp.	48,900	2,474,340
		16,336,198
Electronic Equipment & Instruments (0.8%)
Tektronix, Inc.	27,600	811,164
Vishay Intertechnology, Inc.*	103,200	1,718,280
		2,529,444
Energy Equipment & Services (0.8%)
ENSCO International, Inc.	26,000	1,465,880
Unit Corp.*	16,300	931,545
		2,397,425
Food & Drug Retailing (1.4%)
Kroger Co.	60,000	1,770,600
Safeway, Inc.	74,900	2,718,870
		4,489,470

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products (1.6%)
Corn Products International, Inc.	61,100	$2,433,002
General Mills, Inc.	30,500	1,826,950
J.M. Smucker Co.	7,400	413,068
Kraft Foods, Inc. Class A	9,607	321,546
		4,994,566
Gas Utilities (0.9%)
Energen Corp.	27,600	1,546,980
MDU Resources Group, Inc.§	23,500	712,050
UGI Corp.	18,600	527,496
		2,786,526
Healthcare Providers & Services (2.8%)
Aetna, Inc.	56,500	2,648,720
AmerisourceBergen Corp.	11,600	579,884
Coventry Health Care, Inc.*	5,500	318,065
Humana, Inc.*	13,900	879,036
McKesson Corp.	24,900	1,464,867
WellPoint, Inc.*	37,100	2,929,787
		8,820,359
Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.§	17,500	544,250
McDonald's Corp.	13,900	671,092
		1,215,342
Household Durables (1.3%)
American Greetings Corp. Class A§	30,500	776,225
Leggett & Platt, Inc.§	26,300	618,576
Whirlpool Corp.§	25,800	2,735,574
		4,130,375
Household Products (2.7%)
Clorox Co.	37,800	2,535,624
Colgate-Palmolive Co.	9,300	629,982
Procter & Gamble Co.	85,600	5,504,936
		8,670,542
Industrial Conglomerates (2.0%)
General Electric Co.	174,100	6,417,326
Insurance (9.1%)
American Financial Group, Inc.§	36,750	1,296,173
American International Group, Inc.	54,800	3,831,068
Aon Corp.	23,000	891,250
Arthur J. Gallagher & Co.§	42,100	1,177,116
Assurant, Inc.§	39,500	2,272,435
Axis Capital Holdings, Ltd.	51,600	1,914,360
Genworth Financial, Inc. Class A	68,700	2,506,863
Hartford Financial Services Group, Inc.	34,100	3,450,920
HCC Insurance Holdings, Inc.	64,300	1,971,438
PartnerRe, Ltd.§	18,500	1,332,370

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance
Prudential Financial, Inc.	37,500	$3,562,500
Reinsurance Group of America, Inc.§	21,800	1,358,358
SAFECO Corp.§	19,700	1,314,778
StanCorp Financial Group, Inc.	7,100	337,960
W.R. Berkley Corp.	43,500	1,413,315
		28,630,904
IT Consulting & Services (1.0%)
Accenture, Ltd. Class A	29,600	1,157,360
Electronic Data Systems Corp.	63,800	1,865,512
		3,022,872
Leisure Equipment & Products (0.1%)
Hasbro, Inc.§	11,400	360,354
Machinery (1.6%)
Cummins, Inc.	12,500	1,152,000
Dover Corp.	27,500	1,323,300
Parker Hannifin Corp.	26,800	2,469,352
		4,944,652
Media (3.0%)
CBS Corp. Class B§	10,100	320,877
CTC Media, Inc.*§	11,500	299,920
DirecTV Group, Inc.*	54,700	1,304,048
EchoStar Communications Corp. Class A*	41,400	1,926,342
Time Warner, Inc.	163,700	3,377,131
Walt Disney Co.	60,900	2,130,282
		9,358,600
Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B§	37,313	2,505,941
Nucor Corp.	17,300	1,097,858
		3,603,799
Multiline Retail (0.6%)
Federated Department Stores, Inc.	28,900	1,269,288
Kohl's Corp.*	8,800	651,552
		1,920,840
Oil & Gas (14.4%)
Chevron Corp.	119,700	9,311,463
Cimarex Energy Co.§	8,800	346,720
ConocoPhillips	72,600	5,034,810
Devon Energy Corp.	5,700	415,359
Exxon Mobil Corp.	257,800	20,464,164
Marathon Oil Corp.	33,100	3,361,305
Newfield Exploration Co.*	30,000	1,312,500
Todco*§	24,300	1,104,678
Valero Energy Corp.	57,700	4,052,271
		45,403,270

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Personal Products (0.3%)
Estee Lauder Companies, Inc. Class A§	18,000	$925,560
Pharmaceuticals (6.3%)
Forest Laboratories, Inc.*	28,600	1,521,806
Johnson & Johnson	32,900	2,112,838
Merck & Company, Inc.	83,900	4,315,816
Pfizer, Inc.	390,400	10,329,984
Watson Pharmaceuticals, Inc.*§	58,000	1,583,400
		19,863,844
Real Estate (0.8%)
Boston Properties, Inc.	17,900	2,104,324
Simon Property Group, Inc.	3,000	345,840
		2,450,164
Road & Rail (0.8%)
Union Pacific Corp.	6,900	788,325
YRC Worldwide, Inc.*§	40,500	1,611,495
		2,399,820
Semiconductor Equipment & Products (1.0%)
Applied Materials, Inc.	17,900	344,038
Novellus Systems, Inc.*	28,000	906,360
Teradyne, Inc.*	116,900	2,039,905
		3,290,303
Specialty Retail (0.7%)
Circuit City Stores, Inc.§	31,200	544,440
Sherwin-Williams Co.	14,600	931,042
TJX Companies, Inc.	22,100	616,369
		2,091,851
Textiles & Apparel (0.1%)
Phillips-Van Heusen Corp.	5,500	307,450
Tobacco (1.4%)
Altria Group, Inc.	29,200	2,012,464
Loews Corp. - Carolina Group	30,900	2,364,777
		4,377,241
Wireless Telecommunication Services (0.1%)
United States Cellular Corp.*	6,000	435,000
TOTAL COMMON STOCKS (Cost $265,122,343)		314,002,912

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (6.5%)
State Street Navigator Prime Portfolio§§	20,285,365	$20,285,365
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 5/01/07	$263	263,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,548,365)		20,548,365
TOTAL INVESTMENTS AT VALUE (106.4%) (Cost $285,670,708)		334,551,277
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.4%)		(20,235,073)
NET ASSETS (100.0%)		$314,316,204

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.4%)
Aerospace & Defense (1.4%)
Armor Holdings, Inc.*	37,800	$2,702,700
Cubic Corp.	6,800	136,884
Orbital Sciences Corp.*	16,000	333,920
United Industrial Corp.§	13,000	635,960
		3,809,464
Air Freight & Couriers (0.1%)
Hub Group, Inc. Class A*	11,800	424,800
Airlines (0.9%)
ExpressJet Holdings, Inc.*§	83,000	495,510
SkyWest, Inc.§	75,500	2,054,355
		2,549,865
Auto Components (1.1%)
Accuride Corp.*§	90,900	1,328,049
ArvinMeritor, Inc.§	32,000	660,800
Keystone Automotive Industries, Inc.*	8,800	292,688
Modine Manufacturing Co.	10,800	249,804
Standard Motor Products, Inc.	7,900	144,807
Wabtec Corp.	8,400	312,060
		2,988,208
Banks (3.7%)
Cathay General Bancorp	8,400	275,436
Central Pacific Financial Corp.§	14,600	501,656
Chittenden Corp.§	17,600	511,456
City Bank/Lynnwood WA	4,400	137,324
Corus Bankshares, Inc.§	23,100	388,311
Downey Financial Corp.	2,100	140,595
East West Bancorp, Inc.§	34,500	1,375,170
FirstFed Financial Corp.*§	10,500	645,540
Nara Bancorp, Inc.§	16,200	267,462
Prosperity Bancshares, Inc.§	49,800	1,727,562
Sterling Bancshares, Inc.§	67,350	769,810
Sterling Financial Corp.	36,300	1,070,124
Taylor Capital Group, Inc.	3,300	98,142
Umpqua Holdings Corp.	44,600	1,112,324
Whitney Holding Corp.	40,900	1,258,493
Wilshire Bancorp, Inc.	16,800	231,168
		10,510,573
Beverages (0.3%)
Boston Beer Company, Inc. Class A*	21,400	689,294
Coca-Cola Bottling Co. Consolidated	800	44,176
		733,470
Biotechnology (1.4%)
Cubist Pharmaceuticals, Inc.*	12,800	274,560
Digene Corp.*	9,400	430,990

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology
Kendle International, Inc.*§	29,900	$1,018,992
LifeCell Corp.*	7,800	229,320
OSI Pharmaceuticals, Inc.*	3,900	135,330
Regeneron Pharmaceuticals, Inc.*	10,800	293,760
United Therapeutics Corp.*	5,100	285,141
ViroPharma, Inc.*§	76,200	1,149,096
		3,817,189
Building Products (1.0%)
Lamson & Sessions Co.*	5,200	131,456
Lennox International, Inc.	61,000	2,062,410
NCI Building Systems, Inc.*§	9,700	484,709
		2,678,575
Chemicals (1.4%)
Arch Chemicals, Inc.§	13,700	414,014
CF Industries Holdings, Inc.	5,100	202,419
Georgia Gulf Corp.§	56,700	905,499
H.B. Fuller Co.	67,500	1,725,975
Hercules, Inc.*§	10,100	190,284
PolyOne Corp.*§	66,900	438,864
Spartech Corp.	4,900	137,494
		4,014,549
Commercial Services & Supplies (4.8%)
ABM Industries, Inc.§	32,000	900,480
Administaff, Inc.§	21,500	713,585
Atlas Air Worldwide Holdings, Inc.*	4,800	276,096
Bristow Group, Inc.*§	19,000	714,400
Consolidated Graphics, Inc.*§	15,500	1,166,375
CPI Corp.	8,500	488,835
CRA International, Inc.*§	2,700	139,239
eFunds Corp.*	23,100	644,490
FactSet Research Systems, Inc.§	17,100	1,051,821
Gevity HR, Inc.§	11,800	220,070
Headwaters, Inc.*§	36,400	788,788
Heidrick & Struggles International, Inc.*	25,000	1,179,500
Kelly Services, Inc. Class A	4,700	134,890
Korn/Ferry International*	6,000	141,420
Labor Ready, Inc.*	73,100	1,586,270
Layne Christensen Co*	3,800	143,906
PHH Corp.*	25,500	777,750
Pre-Paid Legal Services, Inc.*	2,400	136,920
Viad Corp.§	13,900	567,676
Watson Wyatt Worldwide, Inc. Class A§	36,600	1,724,958
		13,497,469
Commingled Fund (0.9%)
iShares S&P SmallCap 600 Index Fund	34,800	2,418,252

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (1.0%)
Arris Group, Inc.*	57,000	$844,740
Brocade Communications Systems, Inc.*	28,000	273,560
Comtech Telecommunications Corp.*§	29,900	1,131,715
CPI International, Inc.*	7,200	139,536
Symmetricom, Inc.*§	39,900	325,983
		2,715,534
Computers & Peripherals (0.7%)
Hutchinson Technology, Inc.*§	28,800	547,200
Komag, Inc.*§	49,100	1,350,741
		1,897,941
Construction & Engineering (1.2%)
EMCOR Group, Inc.*§	33,000	2,068,770
Perini Corp.*	3,400	144,840
URS Corp.*	24,400	1,066,280
		3,279,890
Construction Materials (0.3%)
Texas Industries, Inc.§	9,600	731,232
Containers & Packaging (0.4%)
AptarGroup, Inc.	7,500	549,375
Rock-Tenn Co. Class A	17,100	654,246
		1,203,621
Diversified Financials (1.7%)
ACA Capital Holdings, Inc.*	9,300	133,455
Cash America International, Inc.	9,600	414,336
Euronet Worldwide, Inc.*	5,500	153,175
EZCORP, Inc. Class A*	9,100	137,865
Investment Technology Group, Inc.*§	14,000	529,760
Jackson Hewitt Tax Service, Inc.	15,000	413,700
Knight Capital Group, Inc. Class A*	15,400	249,480
MCG Capital Corp.	29,100	512,742
National Financial Partners Corp.	9,000	414,630
optionsXpress Holdings, Inc.	5,900	145,612
SWS Group, Inc.§	63,399	1,647,740
		4,752,495
Diversified Telecommunication Services (0.3%)
CT Communications, Inc.§	35,400	864,114
Electric Utilities (2.3%)
Cleco Corp.§	53,900	1,512,434
El Paso Electric Co.*	39,200	1,034,880
PNM Resources, Inc.	25,300	823,515
Portland General Electric Co.	23,900	692,622
UIL Holdings Corp.	28,200	963,030
Unisource Energy Corp.	39,000	1,497,990
		6,524,471

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (1.1%)
A.O. Smith Corp.	8,200	$312,420
Acuity Brands, Inc.§	20,000	1,182,400
Belden CDT, Inc.	7,400	413,512
General Cable Corp.*	2,500	143,600
Genlyte Group, Inc.*	7,900	616,279
Regal-Beloit Corp.§	9,800	451,976
		3,120,187
Electronic Equipment & Instruments (3.2%)
Anixter International, Inc.*	10,600	758,960
Benchmark Electronics, Inc.*	31,000	656,580
Coherent, Inc.*§	26,700	838,113
FLIR Systems, Inc.*§	22,400	906,976
Littelfuse, Inc.*§	20,000	802,200
LoJack Corp.*	7,600	139,840
Methode Electronics, Inc.§	49,100	740,428
Park Electrochemical Corp.§	19,100	526,205
Plexus Corp.*§	33,900	710,544
Trimble Navigation, Ltd.*§	42,000	1,204,560
TTM Technologies, Inc.*§	29,700	272,646
Varian, Inc.*§	22,400	1,298,304
		8,855,356
Energy Equipment & Services (4.0%)
Atwood Oceanics, Inc.*	27,800	1,748,620
Basic Energy Services, Inc.*	12,300	317,955
Complete Production Services, Inc.*	19,200	462,144
Hercules Offshore, Inc.*§	20,400	641,172
Lufkin Industries, Inc.	29,000	1,804,380
SEACOR Holdings, Inc.*§	26,100	2,486,808
Unit Corp.*§	47,600	2,720,340
W-H Energy Services, Inc.*	18,300	990,213
		11,171,632
Food & Drug Retailing (2.7%)
Arden Group, Inc. Class A	1,300	175,227
Casey's General Stores, Inc.§	23,000	578,450
Central European Distribution Corp.*§	32,800	975,800
Longs Drug Stores Corp.§	42,500	2,326,450
Nash Finch Co.§	33,600	1,309,392
Performance Food Group Co.*§	42,000	1,312,500
Terra Industries, Inc.*	11,600	204,624
Village Super Market, Inc. Class A	4,594	202,412
Weis Markets, Inc.	9,700	417,488
		7,502,343
Food Products (2.6%)
Corn Products International, Inc.	72,700	2,894,914
Delta & Pine Land Co.§	17,100	705,204

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products
Hain Celestial Group, Inc.*§	10,100	$303,303
Imperial Sugar Co.§	12,300	366,048
J & J Snack Foods Corp.	14,700	572,859
Ralcorp Holdings, Inc.*§	13,800	908,178
Seaboard Corp.	400	997,200
USANA Health Sciences, Inc.*§	11,700	466,128
		7,213,834
Gas Utilities (2.7%)
Atmos Energy Corp.	67,900	2,153,788
Energen Corp.	52,800	2,959,440
Southwest Gas Corp.§	35,100	1,329,939
UGI Corp.	39,200	1,111,712
		7,554,879
Healthcare Equipment & Supplies (5.0%)
ArthroCare Corp.*§	26,200	1,081,012
Bruker BioSciences Corp.*	12,500	143,875
Haemonetics Corp.*	21,500	1,028,560
Hologic, Inc.*§	16,100	926,555
ICU Medical, Inc.*§	14,600	609,550
Immucor, Inc.*§	32,400	1,057,212
LCA-Vision, Inc.§	15,100	633,747
Mentor Corp.§	44,400	1,727,604
Meridian Bioscience, Inc.§	68,800	2,045,424
Noven Pharmaceuticals, Inc.*	26,900	629,729
Palomar Medical Technologies, Inc.*§	13,000	532,220
Respironics, Inc.*§	28,300	1,153,508
SurModics, Inc.*§	44,400	1,803,972
Viasys Healthcare, Inc.*§	20,900	669,218
Zoll Medical Corp.*	5,000	120,850
		14,163,036
Healthcare Providers & Services (4.8%)
Amedisys, Inc.*§	27,099	849,554
Amerigroup Corp.*	65,000	1,828,450
AMN Healthcare Services, Inc.*	5,800	141,230
AmSurg Corp.*§	33,500	768,825
Apria Healthcare Group, Inc.*	8,400	266,616
Centene Corp.*	44,500	926,045
Gentiva Health Services, Inc.*§	47,900	896,688
Healthspring, Inc.*	45,500	1,070,160
Healthways, Inc.*§	26,600	1,128,372
MedCath Corp.*	15,300	454,716
Molina Healthcare, Inc.*	9,600	290,112
National Healthcare Corp.	7,900	405,349
Omnicell, Inc.*	14,400	330,336
PAREXEL International Corp.*§	34,300	1,347,304
Pediatrix Medical Group, Inc.*	13,100	747,355

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services
PSS World Medical, Inc.*	15,000	$301,500
Sierra Health Services, Inc.*	19,700	815,974
Sunrise Senior Living, Inc.*§	16,500	631,785
Vital Images, Inc.*	8,400	259,224
		13,459,595
Hotels, Restaurants & Leisure (2.7%)
CBRL Group, Inc.*	3,200	142,656
CKE Restaurants, Inc.§	97,300	1,976,163
Jack in the Box, Inc.*	17,200	1,145,864
Monarch Casino & Resort, Inc.*	10,800	288,036
O'Charley's, Inc.*	17,100	360,981
P.F. Chang's China Bistro, Inc.*§	41,600	1,591,200
RARE Hospitality International, Inc.*§	51,800	1,508,416
Town Sports International Holdings, Inc.*	6,100	139,019
WMS Industries, Inc.*§	11,700	466,362
		7,618,697
Household Durables (1.3%)
Ethan Allen Interiors, Inc.§	24,000	847,200
Kimball International, Inc. Class B	21,800	392,400
National Presto Industries, Inc.§	11,800	697,262
NVR, Inc.*	1,200	988,800
Toro Co.§	12,000	603,000
		3,528,662
Household Products (0.2%)
WD-40 Co.§	12,700	439,166
Industrial Conglomerates (0.4%)
Chemed Corp.	13,700	689,110
Lydall, Inc.*	7,700	111,958
Pioneer Companies, Inc.*§	15,600	453,960
		1,255,028
Insurance (5.0%)
Argonaut Group, Inc.*	36,100	1,213,321
Delphi Financial Group, Inc. Class A§	39,700	1,695,190
Hilb Rogal and Hobbs Co.§	23,200	1,008,040
Max Capital Group Ltd.	21,300	570,840
Odyssey Re Holdings Corp.§	33,000	1,382,700
Philadelphia Consolidated Holding Corp.*§	52,800	2,291,520
Phoenix Companies, Inc.	20,500	305,450
ProAssurance Corp.*§	31,000	1,669,040
Safety Insurance Group, Inc.§	28,600	1,145,716
Selective Insurance Group, Inc.§	33,200	865,856
Tower Group, Inc.§	28,900	886,941
Triad Guaranty, Inc.*§	13,100	579,151
Universal American Financial Corp.*	29,700	551,232
		14,164,997

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*	36,600	$725,412
Internet Software & Services (2.1%)
Allscripts Heathcare Solutions, Inc.*§	39,300	1,039,485
Digital River, Inc.*	7,700	450,681
InfoSpace, Inc.*§	23,700	608,142
j2 Global Communications, Inc.*§	33,900	974,964
United Online, Inc.§	140,400	2,025,972
Websense, Inc.*§	37,900	936,509
		6,035,753
IT Consulting & Services (0.3%)
Sykes Enterprises, Inc.*	42,300	780,858
Leisure Equipment & Products (1.0%)
Build-A-Bear- Workshop, Inc.*§	21,100	581,305
JAKKS Pacific, Inc.*§	37,200	893,916
RC2 Corp.*	31,600	1,259,576
		2,734,797
Machinery (5.2%)
Applied Industrial Technologies, Inc.§	28,000	752,360
Barnes Group, Inc.	12,200	296,460
Cascade Corp.	2,200	136,334
Ceradyne, Inc.*§	42,300	2,489,355
Dionex Corp.*§	9,700	669,300
EnPro Industries, Inc.*§	36,900	1,389,654
Freightcar America, Inc.§	11,800	587,168
Gardner Denver, Inc.*	76,500	2,891,700
Hurco Companies, Inc.*	3,300	145,563
IDEX Corp.	8,400	440,748
Kaydon Corp.	3,100	147,343
Manitowoc Company, Inc.	51,600	3,520,668
Mueller Industries, Inc.	31,000	1,016,800
		14,483,453
Marine (0.4%)
American Commercial Lines, Inc.*§	16,600	489,202
Cal Dive International, Inc.*	19,300	281,008
Horizon Lines, Inc. Class A	4,200	142,842
Hornbeck Offshore Services, Inc.*	9,200	290,996
		1,204,048
Media (0.7%)
InVentiv Health, Inc.*§	16,300	618,585
Sonic Solutions*§	55,900	728,377
World Wrestling Entertainment, Inc. Class A§	35,600	605,556
		1,952,518
Metals & Mining (4.7%)
Alpha Natural Resources, Inc.*§	43,200	750,384
Carpenter Technology Corp.§	26,100	3,167,757

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Chaparral Steel Co.	41,800	$2,946,900
Cleveland-Cliffs, Inc.§	46,900	3,249,701
Coeur d'Alene Mines Corp.*§	68,200	278,938
Metal Management, Inc.	11,900	572,033
Quanex Corp.§	54,200	2,332,226
		13,297,939
Multiline Retail (0.1%)
Big Lots, Inc.*	8,800	283,360
Oil & Gas (2.9%)
Cabot Oil & Gas Corp.	23,000	837,660
Delek US Holdings, Inc.	45,500	867,685
General Maritime Corp.	4,300	137,901
Helix Energy Solutions Group, Inc.*§	56,700	2,169,342
Houston Exploration Co.*	3,800	210,406
Mariner Energy, Inc.*	8,700	196,185
OMI Corp.	21,400	622,098
Rosetta Resources, Inc.*	9,100	195,741
St. Mary Land & Exploration Co.	8,000	292,960
Swift Energy Co.*§	30,400	1,235,760
Western Refining, Inc.§	35,000	1,386,700
		8,152,438
Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	35,800	453,586
Potlatch Corp.	3,200	138,848
		592,434
Personal Products (0.8%)
NBTY, Inc.*§	40,900	2,020,869
Playtex Products, Inc.*§	21,100	321,142
		2,342,011
Pharmaceuticals (1.6%)
Alpharma, Inc. Class A§	44,400	1,078,920
Bradley Pharmaceuticals, Inc.*§	7,600	149,188
K-V Pharmaceutical Co. Class A*§	22,800	593,028
Medicis Pharmaceutical Corp. Class A§	8,300	252,320
MGI Pharma, Inc.*	37,500	825,750
Salix Pharmaceuticals, Ltd.*	10,400	135,408
Sciele Pharma, Inc.*§	64,500	1,594,440
		4,629,054
Real Estate (1.4%)
Alexandria Real Estate Equities, Inc.	2,700	285,795
Avatar Holdings, Inc.*§	6,100	457,927
Colonial Properties Trust	2,300	114,103
Cousins Properties, Inc.	4,100	137,637
Entertainment Properties Trust§	13,600	821,712

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate
Essex Property Trust, Inc.	1,100	$141,746
Lexington Realty Trust	13,200	275,748
Mid-America Apartment Communities, Inc.	10,100	544,895
National Retail Properties, Inc.§	23,900	572,405
PS Business Parks, Inc.	1,600	110,240
Realty Income Corp.	9,800	273,420
Senior Housing Properties Trust	5,800	132,414
		3,868,042
Road & Rail (1.2%)
Arkansas Best Corp.§	43,400	1,709,960
Kansas City Southern*	7,400	274,910
Knight Transportation, Inc.§	17,500	340,725
Landstar System, Inc.	2,800	135,268
Old Dominion Freight Line, Inc.*	26,300	777,428
		3,238,291
Semiconductor Equipment & Products (5.3%)
Advanced Energy Industries, Inc.*	68,500	1,678,250
Amkor Technology, Inc.*	19,700	275,603
Brooks Automation, Inc.*	35,500	620,185
Cymer, Inc.*§	60,600	2,454,906
Diodes, Inc.*§	21,100	779,012
MKS Instruments, Inc.*	72,000	1,940,400
MPS Group, Inc.*	49,200	673,548
ON Semiconductor Corp.*§	27,300	292,383
Photronics, Inc.*§	112,000	1,685,600
Supertex, Inc.*§	20,200	661,550
Varian Semiconductor Equipment Associates, Inc.*§	59,100	3,921,876
		14,983,313
Software (3.0%)
Cerner Corp.*§	21,900	1,165,956
Dendrite International, Inc.*	30,300	481,770
Eclipsys Corp.*	12,000	224,880
Inter-Tel, Inc.§	47,000	1,185,340
Manhattan Associates, Inc.*	12,400	358,608
MicroStrategy, Inc. Class A*	2,500	284,400
Progress Software Corp.*§	37,200	1,120,836
Quality Systems, Inc.§	8,900	360,183
SPSS, Inc.*§	19,700	722,202
Sybase, Inc.*	22,800	551,532
THQ, Inc.*	8,200	273,634
TradeStation Group, Inc.*§	148,900	1,813,602
		8,542,943
Specialty Retail (4.8%)
Aaron Rents, Inc.§	42,100	1,194,377
Aeropostale, Inc.*	6,700	275,705

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Asbury Automotive Group, Inc.	30,100	$865,977
Building Materials Holding Corp.§	34,300	498,036
Cato Corp. Class A§	15,300	330,633
Charlotte Russe Holding, Inc.*	4,800	131,184
Children's Place Retail Stores, Inc.*§	25,800	1,364,046
Christopher & Banks Corp.§	42,300	732,213
Dick's Sporting Goods, Inc.*	5,000	280,450
Dress Barn, Inc.*§	56,000	1,114,960
Genesco, Inc.*§	18,400	932,512
Gymboree Corp.*	35,200	1,343,936
Men's Wearhouse, Inc.	31,800	1,375,986
Rent-A-Center, Inc.*	9,900	275,616
Select Comfort Corp.*§	65,400	1,212,516
Stage Stores, Inc.§	21,749	479,565
Tractor Supply Co.*	7,500	388,050
Tween Brands, Inc.*§	17,100	669,636
		13,465,398
Textiles & Apparel (2.1%)
Brown Shoe Co., Inc.*	6,800	183,464
Columbia Sportswear Co.	4,300	269,180
Crocs, Inc.*	10,800	603,504
Deckers Outdoor Corp.*§	4,800	363,504
K-Swiss, Inc. Class A§	28,000	808,640
Kellwood Co.	28,700	808,766
Oxford Industries, Inc.	7,800	362,076
Phillips-Van Heusen Corp.	39,100	2,185,690
Wolverine World Wide, Inc.	10,100	288,658
		5,873,482
Tobacco (0.4%)
Alliance One International, Inc.*	44,600	437,526
Universal Corp.	7,500	470,100
Vector Group, Ltd.§	8,000	146,000
		1,053,626
Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	18,200	187,642
USA Mobility, Inc.	29,500	630,120
		817,762
TOTAL COMMON STOCKS (Cost $262,639,055)		278,516,056
SHORT-TERM INVESTMENTS (23.2%)
State Street Navigator Prime Portfolio§§	62,782,797	62,782,797
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 5/01/07	$2,338	2,338,000

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $65,120,797)	$65,120,797
TOTAL INVESTMENTS AT VALUE (122.6%) (Cost $327,759,852)	343,636,853
LIABILITIES IN EXCESS OF OTHER ASSETS (-22.6%)	(63,320,614)
NET ASSETS (100.0%)	$280,316,239

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Assets and Liabilities

April 30, 2007 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
Assets
Investments at value, including collateral for securities on loan of $20,285,365 and $62,782,797, respectively (Cost $285,670,708, and $327,759,852, respectively) (Note 2)	$334,551,277[1]	$343,636,853[2]
Cash	624	779
Dividend and interest receivable	275,501	78,509
Receivable for fund shares sold	213,949	156,595
Prepaid expenses and other assets	29,279	55,562
Total Assets	335,070,630	343,928,298
Liabilities
Advisory fee payable (Note 3)	128,417	163,234
Administrative services fee payable (Note 3)	43,259	40,296
Shareholder servicing/Distribution fee payable (Note 2)	73,946	74,472
Payable upon return of securities loaned (Note 2)	20,285,365	62,782,797
Payable for fund shares redeemed	109,059	368,244
Trustees' fee payable	3,792	3,792
Other accrued expenses payable	110,588	179,224
Total Liabilities	20,754,426	63,612,059
Net Assets
Capital stock, $0.001 par value (Note 6)	16,465	13,017
Paid-in capital (Note 6)	228,269,326	181,349,982
Undistributed net investment income (loss)	434,540	(537,063)
Accumulated net realized gain on investments, foreign currency transactions and futures contracts	36,715,304	83,613,302
Net unrealized appreciation from investments	48,880,569	15,877,001
Net Assets	$314,316,204	$280,316,239
Common Shares
Net assets	$626,239	$64,567,231
Shares outstanding	32,955	2,977,810
Net asset value, offering price, and redemption price per share	$19.00	$21.68
Advisor Shares
Net assets	$5,907,847	N/A
Shares outstanding	308,300	N/A
Net asset value, offering price, and redemption price per share	$19.16	N/A

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Assets and Liabilities (continued)

April 30, 2007 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
A Shares
Net assets	$293,267,701	$189,659,049
Shares outstanding	15,348,996	8,685,846
Net asset value and redemption price per share	$19.11	$21.84
Maximum offering price per share (net asset value/(1-5.75%))	$20.28	$23.17
B Shares
Net assets	$12,085,501	$10,896,510
Shares outstanding	644,302	563,304
Net asset value and offering price per share	$18.76	$19.34
C Shares
Net assets	$2,428,916	$15,193,449
Shares outstanding	130,409	789,816
Net asset value and offering price per share	$18.63	$19.24

1  Including $19,829,155 of securities on loan.

2  Including $61,305,833 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Operations

For the Six Months Ended April 30, 2007 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
Investment Income (Note 2)
Dividends	$3,413,130	$1,185,964
Interest	48,925	173,659
Securities lending	8,925	72,683
Foreign taxes withheld	—	(358)
Total investment income	3,470,980	1,431,948
Expenses
Investment advisory fees (Note 3)	806,234	1,078,042
Administrative services fees (Note 3)	201,323	197,445
Shareholder servicing/Distribution fee (Note 3)
Common Class	—	83,667
Advisor Class	14,743	—
Class A	367,597	265,045
Class B	66,154	57,376
Class C	12,587	75,568
Transfer agent fees (Note 3)	138,597	267,145
Registration fees	26,885	30,570
Printing fees (Note 3)	20,159	26,098
Audit and tax fees	19,838	20,022
Custodian fees	17,761	17,155
Legal fees	13,256	13,942
Insurance expense	14,996	15,233
Trustees' fees	7,006	7,006
Commitment fees (Note 4)	4,330	6,196
Miscellaneous expense	6,168	5,105
Total expenses	1,737,634	2,165,615
Net investment income	1,733,346	(733,667)
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized gain from investments	36,789,523	83,685,737
Net realized loss from futures contracts	—	(72,371)
Net change in unrealized appreciation (depreciation) from investments	(11,885,388)	(64,325,668)
Net realized and unrealized gain from investments and futures contracts	24,904,135	19,287,698
Net increase in net assets resulting from operations	$26,637,481	$18,554,031

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Changes in Net Assets

	Large Cap Value Fund		Small Cap Core Fund
	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
From Operations
Net investment income (loss)	$1,733,346	$3,519,157	$(733,667)	$1,511,286
Net realized gain on investments, foreign currency transactions and futures contracts	36,789,523	64,610,542	83,613,366	52,059,311
Net change in unrealized appreciation (depreciation) from investments	(11,885,388)	(10,171,994)	(64,325,668)	(10,174,947)
Net increase in net assets resulting from operations	26,637,481	57,957,705	18,554,031	43,395,650
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(4,072)	(7,242)	(443,533)	—
Advisor shares	(23,410)	(55,871)	—	—
Class A shares	(1,549,208)	(3,096,473)	(1,047,496)	—
Class B shares	(16,234)	(47,610)	(7,318)	—
Class C shares	(3,176)	(8,918)	(9,246)	—
Distributions from net realized gains
Common Class shares	(121,952)	(70,029)	(10,787,263)	(7,509,989)
Advisor shares	(1,189,286)	(969,206)	—	—
Class A shares	(59,880,116)	(35,411,384)	(36,102,988)	(23,829,327)
Class B shares	(2,873,710)	(2,267,901)	(2,083,904)	(1,880,065)
Class C shares	(536,230)	(426,845)	(2,781,596)	(1,851,334)
Net decrease in net assets resulting from dividends and distributions	(66,197,394)	(42,361,479)	(53,263,344)	(35,070,715)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	12,696,845	34,985,488	16,667,198	112,745,835
Reinvestment of dividends and distributions	60,822,451	39,200,260	48,478,471	32,583,478
Net asset value of shares redeemed	(49,527,814)	(93,328,420)	(112,144,573)	(127,020,125)
Net increase (decrease) in net assets from capital share transactions	23,991,482	(19,142,672)	(46,998,904)	18,309,188
Net increase (decrease) in net assets	(15,568,431)	(3,546,446)	(81,708,217)	26,634,123
Net Assets
Beginning of period	329,884,635	333,431,081	362,024,456	335,390,333
End of period	$314,316,204	$329,884,635	$280,316,239	$362,024,456
Undistributed net investment income (loss)	$434,540	$297,294	$(537,063)	$1,704,197

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$21.93	$20.97	$19.98	$18.61	$16.82	$19.95
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.28	0.24	0.23	0.14	0.17
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.51	3.42	2.32	1.87	2.10	(1.45)
Total from investment operations	1.64	3.70	2.56	2.10	2.24	(1.28)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.26)	(0.25)	(0.23)	(0.14)	(0.19)
Distributions from net realized gains	(4.45)	(2.48)	(1.32)	(0.50)	(0.31)	(1.66)
Total dividends and distributions	(4.57)	(2.74)	(1.57)	(0.73)	(0.45)	(1.85)
Net asset value, end of period	$19.00	$21.93	$20.97	$19.98	$18.61	$16.82
Total return[2]	8.86%	19.44%	13.34%	11.51%	13.63%	(7.63)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$626	$600	$591	$664	$737	$3,061
Ratio of expenses to average net assets	0.81%[3]	0.89%	0.91%	0.95%	1.24%	1.03%
Ratio of net investment income to average net assets	1.37%[3]	1.37%	1.15%	1.16%	0.82%	0.92%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	—	0.29%
Portfolio turnover rate	106%	78%	58%	48%	53%	28%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$22.08	$21.10	$20.09	$18.71	$17.84
INVESTMENT OPERATIONS
Net investment income[2]	0.08	0.18	0.14	0.13	0.04
Net gain on investments and foreign currency related items (both realized and unrealized)	1.52	3.44	2.34	1.88	0.83
Total from investment operations	1.60	3.62	2.48	2.01	0.87
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.16)	(0.15)	(0.13)	(0.00)[3]
Distributions from net realized gains	(4.45)	(2.48)	(1.32)	(0.50)	—
Total dividends and distributions	(4.52)	(2.64)	(1.47)	(0.63)	—
Net asset value, end of period	$19.16	$22.08	$21.10	$20.09	$18.71
Total return[4]	8.57%	18.84%	12.81%	10.96%	4.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,908	$5,806	$8,368	$12,228	$22,336
Ratio of expenses to average net assets	1.31%[5]	1.39%	1.41%	1.45%	1.49%[5]
Ratio of net investment income to average net assets	0.87%[5]	0.87%	0.65%	0.66%	0.51%[5]
Portfolio turnover rate	106%	78%	58%	48%	53%

1  For the period June 6, 2003 (inception date) through October 31, 2003.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$22.03	$21.05	$20.05	$18.68	$16.83	$19.96
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.22	0.19	0.18	0.14	0.17
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.52	3.45	2.33	1.87	2.15	(1.45)
Total from investment operations	1.63	3.67	2.52	2.05	2.29	(1.28)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.21)	(0.20)	(0.18)	(0.13)	(0.19)
Distributions from net realized gains	(4.45)	(2.48)	(1.32)	(0.50)	(0.31)	(1.66)
Total dividends and distributions	(4.55)	(2.69)	(1.52)	(0.68)	(0.44)	(1.85)
Net asset value, end of period	$19.11	$22.03	$21.05	$20.05	$18.68	$16.83
Total return[2]	8.74%	19.18%	13.06%	11.19%	13.97%	(7.63)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$293,268	$305,866	$300,777	$302,823	$306,410	$114,733
Ratio of expenses to average net assets	1.06%[3]	1.14%	1.16%	1.20%	1.24%	1.03%
Ratio of net investment income to average net assets	1.15%[3]	1.12%	0.91%	0.91%	0.78%	0.90%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	—	0.28%
Portfolio turnover rate	106%	78%	58%	48%	53%	28%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$21.70	$20.78	$19.81	$18.46	$16.66	$19.78
INVESTMENT OPERATIONS
Net investment income[1]	0.04	0.07	0.04	0.03	0.01	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.49	3.39	2.30	1.85	2.13	(1.43)
Total from investment operations	1.53	3.46	2.34	1.88	2.14	(1.40)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.06)	(0.05)	(0.03)	(0.03)	(0.06)
Distributions from net realized gains	(4.45)	(2.48)	(1.32)	(0.50)	(0.31)	(1.66)
Total dividends and distributions	(4.47)	(2.54)	(1.37)	(0.53)	(0.34)	(1.72)
Net asset value, end of period	$18.76	$21.70	$20.78	$19.81	$18.46	$16.66
Total return[2]	8.36%	18.25%	12.23%	10.40%	13.07%	(8.29)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$12,085	$14,994	$20,057	$25,118	$29,696	$28,312
Ratio of expenses to average net assets	1.81%[3]	1.89%	1.91%	1.95%	1.99%	1.78%
Ratio of net investment income to average net assets	0.40%[3]	0.37%	0.15%	0.16%	0.06%	0.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	—	0.27%
Portfolio turnover rate	106%	78%	58%	48%	53%	28%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$21.58	$20.68	$19.72	$18.38	$16.58	$19.71
INVESTMENT OPERATIONS
Net investment income[1]	0.04	0.07	0.03	0.03	0.01	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.48	3.37	2.30	1.84	2.13	(1.43)
Total from investment operations	1.52	3.44	2.33	1.87	2.14	(1.40)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.06)	(0.05)	(0.03)	(0.03)	(0.07)
Distributions from net realized gains	(4.45)	(2.48)	(1.32)	(0.50)	(0.31)	(1.66)
Total dividends and distributions	(4.47)	(2.54)	(1.37)	(0.53)	(0.34)	(1.73)
Net asset value, end of period	$18.63	$21.58	$20.68	$19.72	$18.38	$16.58
Total return[2]	8.36%	18.25%	12.23%	10.39%	13.14%	(8.35)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,429	$2,618	$3,638	$3,736	$3,479	$2,104
Ratio of expenses to average net assets	1.81%[3]	1.89%	1.91%	1.95%	1.99%	1.78%
Ratio of net investment income to average net assets	0.40%[3]	0.37%	0.15%	0.16%	0.06%	0.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	—	0.28%
Portfolio turnover rate	106%	78%	58%	48%	53%	28%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$24.33	$23.84	$22.66	$20.02	$18.56	$21.07
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.05)	0.11	(0.03)	(0.05)	(0.02)	0.02
Net gain on investments and futures contracts (both realized and unrealized)	1.40	2.85	3.39	3.75	3.08	0.31
Total from investment operations	1.35	2.96	3.36	3.70	3.06	0.33
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	—	—	—	(0.01)	(0.05)
Distributions from net realized gains	(3.86)	(2.47)	(2.18)	(1.06)	(1.59)	(2.79)
Total dividends and distributions	(4.00)	(2.47)	(2.18)	(1.06)	(1.60)	(2.84)
Net asset value, end of period	$21.68	$24.33	$23.84	$22.66	$20.02	$18.56
Total return[2]	6.01%	13.23%	15.56%	19.14%	17.75%	0.61%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$64,567	$70,525	$74,013	$50,068	$47,969	$45,075
Ratio of expenses to average net assets	1.35%[3]	1.37%	1.38%	1.42%	1.48%	1.32%
Ratio of net investment income (loss) to average net assets	(0.43)%[3]	0.47%	(0.16)%	(0.22)%	(0.10)%	0.12%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	0.04%	0.14%
Portfolio turnover rate	151%	67%	43%	41%	30%	18%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$24.44	$23.94	$22.75	$20.10	$18.62	$21.09
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.04)	0.12	(0.04)	(0.05)	(0.02)	0.02
Net gain on investments and futures contracts (both realized and unrealized)	1.41	2.85	3.42	3.76	3.10	0.33
Total from investment operations	1.37	2.97	3.38	3.71	3.08	0.35
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	—	—	—	(0.01)	(0.03)
Distributions from net realized gains	(3.86)	(2.47)	(2.19)	(1.06)	(1.59)	(2.79)
Total dividends and distributions	(3.97)	(2.47)	(2.19)	(1.06)	(1.60)	(2.82)
Net asset value, end of period	$21.84	$24.44	$23.94	$22.75	$20.10	$18.62
Total return[2]	6.07%	13.22%	15.54%	19.11%	17.80%	0.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$189,659	$263,006	$227,166	$198,773	$188,318	$151,340
Ratio of expenses to average net assets	1.35%[3]	1.37%	1.38%	1.42%	1.48%	1.32%
Ratio of net investment income (loss) to average net assets	(0.40)%[3]	0.47%	(0.16)%	(0.22)%	(0.11)%	0.11%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	0.04%	0.12%
Portfolio turnover rate	151%	67%	43%	41%	30%	18%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$22.07	$21.99	$21.20	$18.93	$17.74	$20.33
INVESTMENT OPERATIONS
Net investment loss[1]	(0.11)	(0.06)	(0.20)	(0.20)	(0.15)	(0.12)
Net gain on investments and futures contracts (both realized and unrealized)	1.25	2.61	3.17	3.53	2.93	0.32
Total from investment operations	1.14	2.55	2.97	3.33	2.78	0.20
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gains	(3.86)	(2.47)	(2.18)	(1.06)	(1.59)	(2.79)
Total dividends and distributions	(3.87)	(2.47)	(2.18)	(1.59)	(1.59)	(2.79)
Net asset value, end of period	$19.34	$22.07	$21.99	$21.20	$18.93	$17.74
Total return[2]	5.63%	12.41%	14.72%	18.25%	16.88%	(0.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$10,897	$12,465	$18,133	$20,425	$22,669	$19,999
Ratio of expenses to average net assets	2.10%[3]	2.12%	2.13%	2.17%	2.23%	2.07%
Ratio of net investment loss to average net assets	(1.17)%[3]	(0.28)%	(0.91)%	(0.97)%	(0.86)%	(0.63)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	0.04%	0.13%
Portfolio turnover rate	151%	67%	43%	41%	30%	18%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$21.97	$21.91	$21.13	$18.87	$17.69	$20.28
INVESTMENT OPERATIONS
Net investment loss[1]	(0.11)	(0.06)	(0.20)	(0.19)	(0.15)	(0.12)
Net gain on investments and futures contracts (both realized and unrealized)	1.25	2.59	3.16	3.51	2.92	0.32
Total from investment operations	1.14	2.53	2.96	3.32	2.77	0.20
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gains	(3.86)	(2.47)	(2.18)	(1.06)	(1.59)	(2.79)
Total dividends and distributions	(3.87)	(2.47)	(2.18)	(1.59)	(1.59)	(2.79)
Net asset value, end of period	$19.24	$21.97	$21.91	$21.13	$18.87	$17.69
Total return[2]	5.67%	12.36%	14.72%	18.25%	16.87%	(0.07)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$15,193	$16,028	$16,079	$11,613	$8,138	$4,271
Ratio of expenses to average net assets	2.10%[3]	2.12%	2.13%	2.17%	2.23%	2.07%
Ratio of net investment loss to average net assets	(1.17)%[3]	(0.28)%	(0.91)%	(0.97)%	(0.86)%	(0.63)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	—	0.04%	0.14%
Portfolio turnover rate	151%	67%	43%	41%	30%	18%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Notes to Financial Statements

April 30, 2007 (unaudited)

Note 1. Organization

The Credit Suisse Capital Funds (the "Trust") covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Core Fund ("Small Cap Core"), (each a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985.

Each Fund is classified as diversified. Small Cap Core changed its name from Credit Suisse Small Cap Value Fund, Inc., effective December 1, 2006. Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Core seeks a high level of growth of capital.

Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. The Small Cap Core's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of up to 5.75%. Class B shares of each Fund are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific and vary by class. Income, expenses (excluding

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Core. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (GAAP).

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2007, total earnings from the Fund's investment in cash collateral received in connection with Large Cap Value and Small Cap Core's security lending arrangements were $448,589, and $1,714,771, respectively, of which $437,193, and $1,621,610, respectively, were rebated to borrowers (brokers). The Funds retained $8,925, and $72,683 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $2,471, and $20,478 respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

I) OTHER — Large Cap Value may invest up to 10% and Small Cap Core may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Funds. For its investment advisory services, effective December 1, 2006, Credit Suisse agreed to change the investment advisory fee of Large Cap Value from 0.75% to 0.50%, and Small Cap Core to the lower of 0.70% or the following tiered fee:

Fund	Annual Rate
Small Cap Core	0.875% of first $100 million of average daily net assets
0.75% of next $100 million of average daily net assets
0.625% of average daily net assets over $200 million

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For the six months ended April 30, 2007, investment advisory fees earned for each Fund were as follows:

Fund	Gross Advisory Fee
Large Cap Value	$806,234
Small Cap Core	1,078,042

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the six months ended April 30, 2007, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Value	$145,047
Small Cap Core	140,466

Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

Fund	Co-Administration Fee
Large Cap Value	$56,276
Small Cap Core	56,979

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Core and Class A shares of each Fund. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such class' average daily net assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets of such classes.

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the six months ended April 30, 2007, the Small Cap Core Fund reimbursed Credit Suisse the following amount, which is included in the Fund's transfer agent expense as follows:

Fund	Amount
Small Cap Core	$51,355

For the six months ended April 30, 2007, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Value	$4,116
Small Cap Core	4,725

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2007, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Value	$15,493
Small Cap Core	15,567

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2007, and during the six months ended April 30, 2007, the Funds had no borrowings under the Credit Facility.

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Value	$336,464,780	$371,777,023
Small Cap Core	458,730,957	539,538,088

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Value	$285,670,708	$50,334,009	$(1,453,440)	$48,880,569
Small Cap Core	327,759,852	25,225,446	(9,348,445)	15,877,001

Note 6. Capital Share Transactions

Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

	Large Cap Value
	Common Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	6,902	123,968	3,892	75,906
Shares redeemed	(1,324)	(24,607)	(4,705)	(92,528)
Net increase (decrease)	5,578	$99,361	(813)	$(16,622)

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

	Advisor Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	39,189	$753,550	67,105	$1,378,725
Shares issued in reinvestment of dividends and distributions	67,013	1,212,789	52,301	1,025,063
Shares redeemed	(60,866)	(1,143,602)	(253,100)	(5,156,089)
Net increase (decrease)	45,336	$822,737	(133,694)	$(2,752,301)
	Class A
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	590,255	$11,198,904	1,577,376	$32,034,528
Shares issued in reinvestment of dividends and distributions	3,152,374	56,894,435	1,835,069	35,919,520
Shares redeemed	(2,278,854)	(44,115,507)	(3,815,046)	(77,593,150)
Net increase (decrease)	1,463,775	$23,977,832	(402,601)	$(9,639,102)
	Class B
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	32,997	$602,672	62,933	$1,242,638
Shares issued in reinvestment of dividends and distributions	121,076	2,142,074	93,835	1,805,726
Shares redeemed	(200,597)	(3,802,986)	(431,250)	(8,672,931)
Net decrease	(46,524)	$(1,058,240)	(274,482)	$(5,624,567)
	Class C
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	7,644	$141,719	17,099	$329,597
Shares issued in reinvestment of dividends and distributions	25,563	449,185	19,549	374,045
Shares redeemed	(24,118)	(441,112)	(91,280)	(1,813,722)
Net increase (decrease)	9,089	$149,792	(54,632)	$(1,110,080)

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

	Small Cap Core
	Common Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	86,690	$1,870,021	576,180	$13,468,606
Shares issued in reinvestment of dividends and distributions	527,601	11,174,389	330,655	7,459,586
Shares redeemed	(535,358)	(11,740,725)	(1,112,407)	(25,871,552)
Net increase (decrease)	78,933	$1,303,685	(205,572)	$(4,943,360)
	Class A
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	595,513	$13,084,569	4,062,317	$94,724,548
Shares issued in reinvestment of dividends and distributions	1,599,148	34,047,204	987,897	22,395,554
Shares redeemed	(4,268,573)	(96,431,472)	(3,778,297)	(88,120,027)
Net increase (decrease)	(2,073,912)	$(49,299,699)	1,271,917	$29,000,075
	Class B
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	12,480	$238,349	32,214	$682,832
Shares issued in reinvestment of dividends and distributions	94,639	1,783,036	78,280	1,611,772
Shares redeemed	(108,549)	(2,132,467)	(370,527)	(7,935,071)
Net decrease	(1,430)	$(111,082)	(260,033)	$(5,640,467)
	Class C
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	76,318	$1,474,259	183,143	$3,869,849
Shares issued in reinvestment of dividends and distributions	78,687	1,473,842	54,440	1,116,566
Shares redeemed	(94,643)	(1,839,909)	(242,079)	(5,093,475)
Net increase (decrease)	60,362	$1,108,192	(4,496)	$(107,060)

Effective March 1, 2007, Small Cap Core imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Value
Common Class	5	63%
Advisor Class	2	99%
Class A	2	21%
Class B	1	10%
Class C	5	44%
Small Cap Core
Common Class	2	71%
Class A	2	14%
Class B	1	9%
Class C	1	9%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Large Cap Value Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 14-15, 2006, considered the following factors with respect to the Credit Suisse Large Cap Value Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% effective December 1, 2006 ("Contractual Advisory Fee") in connection with the Fund's change in investment strategy also effective on that date, in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for

Credit Suisse Large Cap Value Fund

Board Approval of Advisory Agreement (unaudited) (continued)

the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Large Cap Value Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was the lowest in the Fund's Expense Group and was considered reasonable.

•  The Fund's performance was above most of its peers in the Performance Group and Performance Universe for most periods. In view of the organizational realignment of Credit Suisse's asset management business and the potential impact of those changes on the Fund, the Board had approved changes in the investment strategies and portfolio management of the Fund to a quantitative strategies approach to be implemented by the Credit Suisse Quantitative Strategies Group. The quantitative strategies and Contractual Advisory Fee went into effect on December 1, 2006.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Small Cap Core Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 14-15, 2006, considered the following factors with respect to the Credit Suisse Small Cap Core Fund (formerly the Credit Suisse Small Cap Value Fund) (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee that, effective December 1, 2006, will be assessed at the lower of (a) 0.70% of the Fund's average daily net assets or (b) 0.875% of its average daily net assets up to $100 million, 0.75% of its average daily net assets in excess of $100 million but less than $200 million and 0.625% of its average daily net assets over $200 million ("Contractual Advisory Fee") in connection with the Fund's change in investment strategy to become effective on that date, in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Small Cap Core Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoints in the Fund's new advisory fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Small Cap Core Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The flat rate of 0.70% under the Contractual Advisory Fee level was among the lowest in the Fund's expense group and the Board considered the fee to be reasonable.

•  The Fund's recent performance was below most of its peers in the Performance Group and Performance Universe in the recent periods and above the median of its Performance Group and Performance Universe for longer-term periods. As a result of performance concerns, and in view of the organizational realignment of Credit Suisse's asset management business and the potential impact of those changes on the Fund, the Board had approved changes in the investment strategies and portfolio management of the Fund to a quantitative strategies approach to be implemented by the Credit Suisse Quantitative Strategies Group. The quantitative strategies and Contractual Advisory Fee went into effect on December 1, 2006. The Board would continue to monitor steps taken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory Fee, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Funds

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Funds

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQVAL-SAR-0407

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2007

(unaudited)

■  CREDIT SUISSE
ABSOLUTE RETURN FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of April 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Absolute Return Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

June 6, 2007

Dear Shareholder:

Performance Summary

12/29/06 – 04/30/07

Fund	Performance
Common[1]	1.70%
Class A1, 2	1.60%
Class C1 , 2	1.40%
LIBOR + 350 bps[3]	2.95%

Performance for the Fund's Class A and Class C shares is without the maximum sales charge of 4.00% and 1.00%, respectively.2

Market Review: Germany leads European Growth

The Credit Suisse Absolute Return Fund commenced operations on December 29, 2006. The Fund seeks to deliver positive aggregate return streams over a three- to five-year time horizon, regardless of individual market movements. To that end, the Fund employs a dynamic asset allocation-driven strategy that can invest in a wide range of equity and debt securities, exchange-traded funds, commodity-linked derivatives and money market instruments. The Fund generally invests between 30% to 75% of assets in equity markets and 25% to 70% of assets in fixed income or cash securities.

The period from December 29, 2006 (inception) to April 30, 2007, was a strong one for global equities with markets producing healthy returns over the period.

European and especially German growth were surprisingly positive. This comeback now places Germany back in the lead as the growth engine within the European Union. This change is due to significant improvement of the labor market and business climate in Germany — primarily driven by the expansionary policy from the relatively new German administration.

Continental Europe is benefiting from the recovering German economy, which boosted returns there. Additionally, growth and merger and acquisition activity in the UK has continued to boost share prices. Conversely, there are worries that some of the peripheral economies, such as Spain and Ireland — which have benefited from low eurozone interest rates and buoyant property markets — may be boiling over.

While most major currencies have strengthened against the dollar, boosting returns, the yen has weakened. Emerging markets have generally performed

1

Credit Suisse Absolute Return Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

well and China has benefited from growing investor appetite for investments in the region.

In the United States, the equity market, despite a sudden sell-off in February continued its strong performance, finishing April up by more than 5% year-to-date.

Strategic Review and Outlook: Looking for a reacceleration of global growth

Leading contributors to performance were Swiss equities (7.8% of the Fund as of April 30, 2007), commodities (2.4% of the Fund as of April 30, 2007) and a short duration in U.S. fixed income (49.1% of the Fund as of April 30, 2007). Conversely, emerging markets (3.7% of the Fund as of April 30, 2007) and Japanese equities (16.5% of the Fund as of April 30, 2007) were the leading detractors to performance. Additionally, as of April 30, 2007, cash and cash equivalents represented 3.6% of the Fund and U.S. Treasury notes represented 17.5%.

We expect to maintain our relative preference for equities over bonds. Additionally, our favoring of cyclical markets translates into equity positions in the portfolio with Japan as the largest followed by Switzerland and Emerging Markets. On the fixed income investments, we remain with an overall short duration in the range of 1.8 to 2.3 years. We will continue our investments in the high quality sector and are strategically adding some positions in asset-backed securities for yield enhancement. Our view on commodities remains slightly positive to neutral and we will therefore maintain our tactical position in that asset class.

The overall macroeconomic picture seems intact and we are convinced that we will experience a reacceleration in global growth in the second half of 2007. The U.S. economy and monetary policy are on track, so we expect the Fed will stay sidelined. Additionally, we believe the German comeback, together with the exploding European money supply (M3) and a continuation of worrisome statements from the European Central Bank (ECB) regarding inflation, increases the likelihood of the ECB raising rates. Further, although Japanese economy fundamentals are in positive territory, it has proven very hard to maintain domestic inflationary pressure on the economy. This restricts the action range for Bank of Japan and we believe monetary policy makers will be very watchful not to repeat the mistakes from the past.

In our opinion, the combination of very constructive growth patterns and attractive valuations in equity markets will provide a solid foundation for equity investments going forward. This will be especially true for those exposed to

2

Credit Suisse Absolute Return Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

more cyclical markets. Our point of view remains that cyclical markets will outperform their defensive peers over the next 1 to 3 months.

Finally, during the reporting period, we have maintained our negative view on fixed income markets. As technical research sees significant downside and our quantitative models have turned even more negative for bonds, we will maintain our positioning for now.

The Credit Suisse Multi-Asset Class Solutions Team

Guy Stern

Christine Gaelzer

There is no guarantee that the Fund's absolute return will be achieved, and there may be negative returns at any given time. In addition, investments in the Fund are subject to a number of risks, including, but not limited to, asset class risk, issuer risk, credit risk, derivatives risk and foreign securities risk.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

3

Credit Suisse Absolute Return Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Cumulative Returns as of March 31, 20071

	Since Inception	Inception Date
Common Class	1.00%	12/29/06
Class A Without Sales Charge	1.00%	12/29/06
Class A With Maximum Sales Charge	(3.07)%	12/29/06
Class C Without CDSC	0.80%	12/29/06
Class C With CDSC	(0.20)%	12/29/06

Cumulative Returns as of April 30, 20071

	Since Inception	Inception Date
Common Class	1.70%	12/29/06
Class A Without Sales Charge	1.60%	12/29/06
Class A With Maximum Sales Charge	(2.50)%	12/29/06
Class C Without CDSC	1.40%	12/29/06
Class C With CDSC	0.40%	12/29/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.00%), was down 2.50%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%) was 0.40%.

3  Over a three to five-year economic cycle, the Fund aims to achieve an aggregate positive absolute return of 3-month LIBOR + 350 basis points, gross of fees. The Fund is not designed to achieve consistent annual returns, and the return in any year may be lower than the three to five-year aggregate return the Fund seeks.

4

Credit Suisse Absolute Return Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended April 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Absolute Return Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the period ended April 30, 2007

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 12/29/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,017.00	$1,016.00	$1,014.00
Expenses Paid per $1,000*	$3.40	$4.25	$6.79
Hypothetical 5% Fund Return
Beginning Account Value 12/29/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,013.48	$1,012.64	$1,010.11
Expenses Paid per $1,000*	$3.39	$4.24	$6.77
	Common Class	Class A	Class C
Annualized Expense Ratios*	1.00%	1.25%	2.00%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Absolute Return Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Sector Breakdown*
Commingled Funds	47.6%
United States Agency Obligations	39.1%
Commercial Paper	9.7%
Short-Term Investment	3.6%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

7

Credit Suisse Absolute Return Fund

Schedule of Investments

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (47.9%)
Commingled Funds (47.9%)
iPATH Dow Jones-AIG Commodity Index Total Return ETN	4,820	$247,748
iShares Lehman 7-10 Year Treasury Bond Fund	21,400	1,781,978
iShares MSCI Emerging Markets Index	3,091	373,517
iShares MSCI Japan Index Fund	117,240	1,674,187
iShares MSCI Switzerland Index Fund	29,100	790,938
TOTAL COMMON STOCKS (Cost $4,758,486)		4,868,368

		Par (000)	Ratings† (S&P/Moody's)	Maturity	Rate%
COMMERCIAL PAPER (9.8%)
ASSET BACKED	(9.8%)
	$500	General Electric Capital Corp., Series MTN, Notes	(AAA, Aaa)	06/06/07	5.260	497,395
	500	Park Sienna LLC	(A-1+, P-1)	05/18/07	5.313	498,751

TOTAL COMMERCIAL PAPER (Cost $996,146)	996,146
UNITED STATES AGENCY OBLIGATIONS (39.3%)

500	Fannie Mae Discount Notes	(AAA, Aaa)	05/02/07	5.200	499,928
500	Fannie Mae Discount Notes	(AAA, Aaa)	05/30/07	5.210	497,926
500	Fannie Mae Discount Notes	(AAA, Aaa)	02/16/12	5.000	503,922
500	Federal Home Loan Discount Notes	(AAA, Aaa)	05/25/07	5.210	498,283
500	Freddie Mac Discount Notes	(AAA, Aaa)	05/25/07	5.220	498,282
500	Freddie Mac Discount Notes	(AAA, Aaa)	06/11/07	5.220	497,070
500	Freddie Mac Discount Notes	(AAA, Aaa)	03/05/12	4.750	498,610
500	Freddie Mac Discount Notes	(AAA, Aaa)	02/16/17	5.000	500,843
	TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,987,153)				3,994,864
SHORT-TERM INVESTMENT (3.6%)
367	State Street Bank and Trust Co. Euro Time Deposit (Cost $367,000)		05/01/07	4.100	367,000
	TOTAL INVESTMENTS AT VALUE (100.6%) (Cost $10,108,785)				10,226,378
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)					(57,711)
NET ASSETS (100.0%)					$10,168,667

INVESTMENT ABBREVIATIONS

ETN = Exchange Traded Note

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

See Accompanying Notes to Financial Statements.
8

Credit Suisse Absolute Return Fund

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets
Investments at value (Cost $10,108,785) (Note 2)	$10,226,378
Cash	872
Interest receivable	14,420
Receivable from investment adviser (Note 3)	20,927
Organizational costs (Note 3)	107,855
Prepaid expenses	3,046
Total Assets	10,373,498
Liabilities
Administrative services fee payable (Note 3)	1,391
Distribution fee payable (Note 3)	52
Trustees' fee payable	2,655
Organizational fee payable (Note 3)	159,381
Other accrued expenses payable	41,352
Total Liabilities	204,831
Net Assets
Capital stock, $0.001 par value (Note 6)	1,000
Paid-in capital (Note 6)	9,999,000
Undistributed net investment income	61,308
Accumulated net realized loss on investments	(10,234)
Net unrealized appreciation from investments	117,593
Net Assets	$10,168,667
Common Shares
Net assets	$10,067,184
Shares outstanding	990,000
Net asset value, offering price, and redemption price per share	$10.17
A Shares
Net assets	$50,803
Shares outstanding	5,000
Net asset value and redemption price per share	$10.16
Maximum offering price per share ((net asset value /(1-4.00%))	$10.58
C Shares
Net assets	$50,680
Shares outstanding	5,000
Net asset value and offering price per share	$10.14

See Accompanying Notes to Financial Statements.
9

Credit Suisse Absolute Return Fund

Statement of Operations

For the Period December 29, 20061 through April 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$74,671
Dividends	19,426
Total investment income	94,097
Expenses
Investment advisory fees (Note 3)	24,439
Administrative services fees (Note 3)	4,127
Distribution fees (Note 3)
Class A	41
Class C	163
Offering costs (Note 3)	51,526
Custodian fees	14,177
Transfer agent fees	11,335
Printing fees (Note 3)	11,311
Audit fees	9,777
Legal fees	9,426
Trustees' fees	4,520
Registration fees	792
Commitment fee (Note 4)	377
Miscellaneous expense	1,885
Total expenses	143,896
Less: fees waived and expenses reimbursed (Note 3)	(111,107)
Net expenses	32,789
Net investment income	61,308
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(10,234)
Net change in unrealized appreciation (depreciation) from investments	117,593
Net realized and unrealized gain from investments	107,359
Net increase in net assets resulting from operations	$168,667

1  Commencement of operations

See Accompanying Notes to Financial Statements.
10

Credit Suisse Absolute Return Fund

Statement of Changes in Net Assets

For the Period Ended April 30, 2007[1] (unaudited)
From Operations
Net investment income	$61,308
Net realized loss from investments	(10,234)
Net change in unrealized appreciation (depreciation) from investments	117,593
Net increase in net assets resulting from operations	168,667
Net Assets
Beginning of period	10,000,000[2]
End of period	$10,168,667
Undistributed net investment income	$61,308

1  For the period December 29, 2006 (commencement of operations) through April 30, 2007.

2  The Fund was seeded on December 29, 2006.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Absolute Return Fund

Financial Highlights

(For Common Class, Class A and Class C Shares of the Fund
Outstanding Throughout The Period)

	For the Period Ended April 30, 2007[1] (unaudited)
	Common	Class A	Class C
Per share data
Net asset value, beginning of period	$10.00	$10.00	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.06	0.05	0.03
Net gain on investments (both realized and unrealized)	0.11	0.11	0.11
Total from investment operations	0.17	0.16	0.14
Net asset value, end of period	$10.17	$10.16	$10.14
Total return[3]	1.70%	1.60%	1.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$10,067	$51	$51
Ratio of expenses to average net assets	1.00%[4]	1.25%[4]	2.00%[4]
Ratio of net investment income to average net assets	1.89%[4]	1.64%[4]	0.89%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.41%[4]	3.41%[4]	3.41%[4]
Portfolio turnover rate	59%	59%	59%

1  For the period December 29, 2006 (commencement of operations) through April 30, 2007.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Absolute Return Fund

Notes to Financial Statements

April 30, 2007 (unaudited)

Note 1. Organization

The Credit Suisse Capital Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and currently offers three managed investment funds of which one, the Absolute Return Fund (the "Fund"), is included in this report. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. The Fund is a diversified, open-end management investment company that seeks to achieve a positive absolute return over a three to five year economic cycle.

The Fund is authorized to offer three classes of shares: Common Class shares, Class A shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally, determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an

13

Credit Suisse Absolute Return Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money

14

Credit Suisse Absolute Return Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's security lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at April 30, 2007.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

H) OTHER — The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the period ended April 30, 2007, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$24,439	$(24,439)	$—	$(86,668)

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

15

Credit Suisse Absolute Return Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended April 30, 2007, co-administrative services fees earned by CSAMSI were $2,933.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended April 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $1,194.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For Class A shares the fees are calculated at an annual rate of 0.25% of the average daily net assets. For Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares do not bear distribution fees.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the period ended April 30, 2007, Merrill was paid $436 for its services to the Fund.

The Fund will reimburse Credit Suisse for offering costs in the amount of $159,381 that have been paid by Credit Suisse. Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the period ended April 30, 2007, $51,526 has been expensed to the Fund.

Note 4. Line of Credit

Effective June 14, 2007, the Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount

16

Credit Suisse Absolute Return Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 4. Line of Credit

of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowing at the Federal Funds rate plus 0.50%.

Note 5. Purchases and Sales of Securities

For the period ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $8,400,858 and $2,136,509, respectively.

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows; $10,108,785, $126,432, $(8,839) and $117,593, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share, of which an unlimited number are classified as Common Class shares, Class A shares, and Class C shares. Transactions in capital shares for each class of the fund were as follows:

	Common Class
	For the Period Ended April 30, 2007 (unaudited) [1,2]
	Shares	Value
Shares	990,000	$9,900,000
Net increase	990,000	$9,900,000
	Class A
	For the Period Ended April 30, 2007 (unaudited) [1,3]
	Shares	Value
Shares	5,000	$50,000
Net increase	5,000	$50,000

17

Credit Suisse Absolute Return Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Period Ended April 30, 2007 (unaudited) [1,3]
	Shares	Value
Shares	5,000	$50,000
Net increase	5,000	$50,000

1   For the period December 29, 2006 (commencement of operations) through April 30, 2007.

2   The Class was seeded on December 29, 2006 with initial capital of $9,900,000 and 990,000 shares.

3   The Classes were seeded on December 29, 2006 with initial capital of $50,000 and 5,000 shares.

On April 30, 2007 the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	1	100%
Class A	1	100%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" of the "Interpretation"), Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it

18

Credit Suisse Absolute Return Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

is "more likely than not" to be sustained based solely on it technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely then not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

19

Credit Suisse Absolute Return Fund

Board Approval of Advisory Agreement (unaudited)

In considering the Investment Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting on February 16, 2006, considered the following factors with respect to the Absolute Return Fund:

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual advisory fee rate of 0.75% per annum of the Fund's average daily net assets ("Proposed Advisory Fee") paid by the Fund to Credit Suisse in light of the extent and quality of the advisory services that are expected to be provided by Credit Suisse to the Absolute Return Fund.

Additionally, the Board received and considered information comparing the Fund's Proposed Advisory Fee with the investment advisory fees charged by other funds with a similar objective and strategy. The Proposed Advisory Fee was within the median range of advisory fees (middle third) compared to other similar funds.

Nature, Extent and Quality of the Services under the Investment Advisory

Agreement

The Board received and considered information regarding the nature, extent and quality of services that will be provided to the Fund by Credit Suisse under the proposed Investment Advisory Agreement. The Board reviewed background information about Credit Suisse. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention that will be given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources to be devoted to research and analysis of actual and potential investments.

Credit Suisse Profitability

The Board received and reviewed a profitability analysis for Credit Suisse based on the fees payable under the Investment Advisory Agreement for the Fund, based on differing amounts of average net assets.

20

Credit Suisse Absolute Return Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders. Accordingly, the Board considered whether a breakpoint should be applicable to the Fund's advisory fee.

Other Benefits to Credit Suisse

The Board considered other benefits that are expected to be received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board was also aware of Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such Agreement, the Board concluded that:

•  The Proposed Advisory Fee rate was considered reasonable as compared to other funds with a similar objective and strategy.

•  The Board was satisfied with the nature and extent of the investment advisory services that will be provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services to be provided by Credit Suisse under the Investment Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the potential costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates may receive is considered reasonable.

•  Credit Suisse's estimated profitability based on fees payable under the Investment Advisory Agreement is reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund thereunder.

21

Credit Suisse Absolute Return Fund

Board Approval of Advisory Agreement (unaudited) (continued)

•  The Fund's fee structure is considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

22

Credit Suisse Absolute Return Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

23

Credit Suisse Absolute Return Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

24

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  AR-SAR-0407

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: July 5, 2007

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 5, 2007